Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Assets and Liabilities Measured at Fair Value on Recurring Basis

Charter Campbell

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$15,498,983	$-	$15,498,983	$-
*Futures	269,891	269,891	-	-
*Forwards	1,264,408	26,108	1,238,300	-

Total Assets	$17,033,282	$295,999	$16,737,283	$-

Liabilities
*Futures	460,830	460,830	-	-
*Forwards	1,322,225	135,773	1,186,452	-
Total Liabilities	$1,783,055	$596,603	$1,186,452	$-

Net fair value	$15,250,227	$(300,604)	$15,550,831	$-

December 31, 2014	Total	Level 1	Level 2	Level 3
Assets
*Futures	$873,317	$873,317	$-	$-
*Forwards	1,536,029	111,529	1,424,500	-

Total Assets	$2,409,346	$984,846	$1,424,500	$-

Liabilities
*Futures	$134,615	$134,615	$-	$-
*Forwards	981,488	75,657	905,831	-

Total Liabilities	$1,116,103	$210,272	$905,831	$-

Net fair value	$1,293,243	$774,574	$518,669	$-

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the respective Partnership’s Statements of Financial Condition.

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Charter Aspect

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$24,995,953	$-	$24,995,953	$-
*Futures	724,794	724,794	-	-
*Forwards	692,968	91,854	601,114	-

Total Assets	$26,413,715	$816,648	$25,597,067	$-

Liabilities				-
*Futures	$966,476	$966,476	$-	$-
*Forwards	665,290	306,677	358,613	-

Total Liabilities	$1,631,766	$1,273,153	$358,613	$-

Net fair value	$24,781,949	$(456,505)	$25,238,454	$-

December 31, 2014	Total	Level 1	Level 2	Level 3
Assets
*Futures	$2,692,207	$2,692,207	$-	$-
*Forwards	1,015,350	154,658	860,692	-

Total Assets	$3,707,557	$2,846,865	$860,692	$-

Liabilities				-
*Futures	$266,772	$266,772	$-	$-
*Forwards	696,340	230,638	465,702	-

Total Liabilities	$963,112	$497,410	$465,702	$-

Net fair value	$2,744,445	$2,349,455	$394,990	$-

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the respective Partnership’s Statements of Financial Condition.

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Charter WNT

December 31, 2015	Total	Level 1	Level 2	Level 3
Assets
U.S. Treasury bills	$16,998,561	$-	$16,998,561	$-
*Futures	817,717	817,717	-	-
*Forwards	239,883	87,839	152,044	-

Total Assets	$18,056,161	$905,556	$17,150,605	$-

Liabilities
*Futures	$580,290	$580,290	$-	$-
*Forwards	237,051	32,341	204,710	-

Total Liabilities	$817,341	$612,631	$204,710	$-

Net fair value	$17,238,820	$292,925	$16,945,895	$-

December 31, 2014	Total	Level 1	Level 2	Level 3
Assets
*Futures	$1,905,937	$1,905,937	$-	$-
*Forwards	264,618	107,239	157,379	-

Total Assets	$2,170,555	$2,013,176	$157,379	$-

Liabilities
*Futures	$511,243	$511,243	$-	$-
*Forwards	492,731	146,237	346,494	-

Total Liabilities	$1,003,974	$657,480	$346,494	$-

Net fair value	$1,166,581	$1,355,696	$(189,115)	$-

*	Included as a component of “Net unrealized gain (loss) on open contracts” in the respective Partnership’s Statements of Financial Condition.